Deferred Income - Schedule of Deferred Income (Details) - USD ($)	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Total deferred income	$ 224,500	$ 148,421
Less: Deferred discount given	(93,653)	(65,291)
Total deferred income, net	130,847	83,130
Money Mastery Mentorship Program (MMMP) [Member]
Total deferred income	116,147	129,348
Certified Professional Training (CPT) [Member]
Total deferred income	91,405	17,644
Wealth Advisor Investors (ADAM KHOO) [Member]
Total deferred income	13,763	1,429
Multiple Source of Income Virtual Summit 2018 [Member]
Total deferred income	2,169
Building Smart Business [Member]
Total deferred income	382
Stocktrading Mentorship Program [Member]
Total deferred income	$ 634